Trinity Acquisition (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended		18 Months Ended
	Mar. 31, 2026	Mar. 29, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	May 07, 2026	Nov. 07, 2025	Dec. 28, 2022
Trinity Acquisition [Line Items]
Percentage of issued and outstanding capital stock	100.00%
Cash						$ 1,000,000
Common stock, par value				$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Shares issued price per share					$ 1			$ 1
Loan amount															$ 250,000
Contract rate				6.00%		6.00%						6.00%
Net loss from continuing operations				$ 16,271,756	$ (227,723)	$ 15,936,368		$ (472,473)		$ (2,387,482)	$ (1,247,436)
Pro forma revenue						589,185,442		82,846,589
Net income (loss) from continuing operations
Promissory Note [Member]
Trinity Acquisition [Line Items]
Loan amount				3,000,000		3,000,000						$ 3,000,000
Ox Hill Note [Member]
Trinity Acquisition [Line Items]
Ox Hill note receivables				29,917,458		29,917,458						29,917,458
Pro Forma [Member]
Trinity Acquisition [Line Items]
Net loss from continuing operations				$ 369,170,248		14,391,831						$ 436,051
Net income (loss) from continuing operations						$ 21,044,680
Mil L. Wallen [Member]
Trinity Acquisition [Line Items]
Percentage of ownership of the shares														100.00%
Common Stock [Member]
Trinity Acquisition [Line Items]
Common stock, par value				$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001
Shares issued price per share		$ 2								$ 1			$ 2
KiNRG [Member]
Trinity Acquisition [Line Items]
Cash			$ 1,000,000
Note payable						$ 3,000,000
Percentage of interest rate				6.00%		6.00%						6.00%
Price per share		$ 2
Common stock shares issued		4,200,000
Net income (loss) from continuing operations						$ 1,544,537	[1]	$ (472,473)	[2]
KiNRG [Member] | Common Stock [Member]
Trinity Acquisition [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock shares issued			4,200,000			4,200,000
Shares issued price per share	$ 2		$ 2	$ 2		$ 2						$ 2

[1]	Remove acquisition-related costs of $68,130 and interest income of $7,047,709 related to amounts due from affiliate fully reserved in consolidation.
[2]	Remove interest income of $202,377 related to amounts due from affiliate fully reserved in consolidation.